UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (92.9%)(a)
		Shares	Value

Aerospace and defense (4.6%)

Boeing Co. (The)		674	$99,799

General Dynamics Corp.		1,004	149,174

L-3 Communications Holdings, Inc.		829	104,786

Orbital ATK, Inc.		313	26,799

TransDigm Group, Inc.(NON)		205	45,069

			425,627
Air freight and logistics (1.8%)

Expeditors International of Washington, Inc.		217	10,804

United Parcel Service, Inc. Class B		1,551	159,784

			170,588
Auto components (0.3%)

Gentex Corp.		1,195	19,586

Lear Corp.		85	10,630

			30,216
Automobiles (0.3%)

Harley-Davidson, Inc.		147	7,269

Thor Industries, Inc.		331	17,900

			25,169
Banks (4.2%)

Citizens Financial Group, Inc.		708	17,204

First Niagara Financial Group, Inc.		2,181	22,573

PNC Financial Services Group, Inc.		1,338	120,768

Wells Fargo & Co.		4,183	226,468

			387,013
Chemicals (0.6%)

Airgas, Inc.		216	20,771

Sherwin-Williams Co. (The)		126	33,621

			54,392
Commercial services and supplies (1.2%)

Rollins, Inc.		447	11,989

Waste Management, Inc.		1,795	96,499

			108,488
Communications equipment (2.2%)

Cisco Systems, Inc.		6,722	193,930

Motorola Solutions, Inc.		83	5,808

			199,738
Consumer finance (1.8%)

Capital One Financial Corp.		1,838	145,018

SLM Corp.(NON)		3,744	26,433

			171,451
Containers and packaging (1.8%)

Avery Dennison Corp.		791	51,391

Bemis Co., Inc.		417	19,090

WestRock Co.		1,837	98,757

			169,238
Diversified financial services (2.2%)

Berkshire Hathaway, Inc. Class B(NON)		1,231	167,441

CBOE Holdings, Inc.		532	35,665

			203,106
Diversified telecommunication services (2.5%)

AT&T, Inc.		1,913	64,105

Verizon Communications, Inc.		3,548	166,330

			230,435
Electric utilities (3.0%)

American Electric Power Co., Inc.		405	22,943

Entergy Corp.		1,384	94,333

Hawaiian Electric Industries, Inc.		336	9,831

Southern Co. (The)		3,298	148,740

			275,847
Energy equipment and services (0.6%)

Schlumberger, Ltd.		651	50,882

			50,882
Food and staples retail (2.0%)

Kroger Co. (The)		3,740	141,372

Wal-Mart Stores, Inc.		817	46,765

			188,137
Food products (3.1%)

Bunge, Ltd.		520	37,939

ConAgra Foods, Inc.		1,254	50,850

Kraft Heinz Co. (The)		1,878	146,428

Pinnacle Foods, Inc.		1,163	51,265

			286,482
Health-care equipment and supplies (2.2%)

C.R. Bard, Inc.		427	79,571

Hologic, Inc.(NON)		3,257	126,567

			206,138
Health-care providers and services (2.8%)

AmerisourceBergen Corp.		1,332	128,551

Cardinal Health, Inc.		430	35,346

DaVita HealthCare Partners, Inc.(NON)		901	69,837

Mednax, Inc.(NON)		327	23,044

			256,778
Hotels, restaurants, and leisure (2.5%)

Dunkin' Brands Group, Inc.(S)		1,469	60,831

McDonald's Corp.		1,493	167,589

			228,420
Household products (1.6%)

Clorox Co. (The)		281	34,265

Colgate-Palmolive Co.		1,655	109,809

			144,074
Insurance (3.3%)

Allied World Assurance Co. Holdings AG		802	29,161

American Financial Group, Inc.		281	20,285

Aspen Insurance Holdings, Ltd.		343	16,673

Assurant, Inc.		664	54,136

Endurance Specialty Holdings, Ltd.		242	15,277

Everest Re Group, Ltd.		150	26,696

ProAssurance Corp.		226	11,969

RenaissanceRe Holdings, Ltd.		168	18,418

Validus Holdings, Ltd.		475	21,043

XL Group PLC		2,508	95,505

			309,163
Internet software and services (1.5%)

eBay, Inc.(NON)		5,134	143,239

			143,239
IT Services (7.5%)

Accenture PLC Class A		545	58,424

Amdocs, Ltd.		631	37,589

Automatic Data Processing, Inc.		1,828	159,018

Black Knight Financial Services, Inc. Class A(NON)		281	10,124

Computer Sciences Corp.		594	39,554

DST Systems, Inc.		559	68,282

Fidelity National Information Services, Inc.		522	38,064

Fiserv, Inc.(NON)		665	64,179

Gartner, Inc.(NON)		281	25,478

Genpact, Ltd.(NON)		579	14,348

Leidos Holdings, Inc.		360	18,925

Paychex, Inc.		2,209	113,940

PayPal Holdings, Inc.(NON)		492	17,717

Vantiv, Inc. Class A(NON)		527	26,429

			692,071
Life sciences tools and services (0.1%)

Bio-Rad Laboratories, Inc.(NON)		98	13,669

			13,669
Machinery (1.8%)

Allison Transmission Holdings, Inc.		1,657	47,556

Deere & Co.		1,547	120,666

			168,222
Media (2.8%)

Discovery Communications, Inc. Class C(NON)		952	26,199

Liberty Media Corp.(NON)		125	4,894

Morningstar, Inc.		70	5,748

Omnicom Group, Inc.		1,634	122,419

Scripps Networks Interactive Class A		1,163	69,873

Thomson Reuters Corp. (Canada)		791	32,447

			261,580
Multiline retail (3.3%)

Dollar General Corp.		1,267	85,865

Macy's, Inc.		1,526	77,795

Target Corp.		1,902	146,796

			310,456
Oil, gas, and consumable fuels (5.4%)

Columbia Pipeline Group, Inc.		2,490	51,717

Exxon Mobil Corp.		3,409	282,066

Occidental Petroleum Corp.		2,216	165,181

			498,964
Pharmaceuticals (8.5%)

Eli Lilly & Co.		1,960	159,877

Johnson & Johnson		2,395	241,967

Merck & Co., Inc.		3,229	176,497

Pfizer, Inc.		6,164	208,466

			786,807
Real estate investment trusts (REITs) (3.7%)

American Capital Agency Corp.(R)		4,285	76,402

Annaly Capital Management, Inc.(R)		9,556	95,082

Apple Hospitality REIT, Inc.(R)		559	11,023

Chimera Investment Corp.(R)		1,613	22,711

HCP, Inc.(R)		1,518	56,470

MFA Financial, Inc.(R)		2,082	14,407

Rayonier, Inc.(R)		1,168	26,455

Starwood Property Trust, Inc.(R)		1,818	36,524

Two Harbors Investment Corp.(R)		453	3,832

			342,906
Semiconductors and semiconductor equipment (1.9%)

Analog Devices, Inc.		441	26,513

Maxim Integrated Products, Inc.		3,587	146,995

			173,508
Software (1.9%)

FactSet Research Systems, Inc.		137	23,991

Intuit, Inc.		931	90,707

Microsoft Corp.		531	27,952

Synopsys, Inc.(NON)		601	30,038

			172,688
Specialty retail (1.2%)

Staples, Inc.		8,470	110,025

			110,025
Technology hardware, storage, and peripherals (3.7%)

Apple, Inc.		1,268	151,526

EMC Corp.		5,628	147,566

NetApp, Inc.		1,290	43,860

			342,952
Textiles, apparel, and luxury goods (2.2%)

Carter's, Inc.		220	19,994

NIKE, Inc. Class B		1,420	186,063

			206,057
Thrifts and mortgage finance (0.6%)

New York Community Bancorp, Inc.		3,126	51,642

TFS Financial Corp.		327	5,742

			57,384
Tobacco (2.0%)

Altria Group, Inc.		3,135	189,573

			189,573
Water utilities (0.3%)

American Water Works Co., Inc.		407	23,346

			23,346
Wireless telecommunication services (0.1%)

SBA Communications Corp. Class A(NON)		65	7,736

			7,736

Total common stocks (cost $8,279,972)			$8,622,565

PURCHASED OPTIONS OUTSTANDING (2.2%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-16/$173.00	$9,359	$51,755

SPDR S&P 500 ETF Trust (Put)	Sep-16/168.00	10,290	44,041

SPDR S&P 500 ETF Trust (Put)	Aug-16/165.00	10,691	35,023

SPDR S&P 500 ETF Trust (Put)	Jul-16/165.00	10,691	30,124

SPDR S&P 500 ETF Trust (Put)	Jun-16/165.00	10,691	26,193

SPDR S&P 500 ETF Trust (Put)	May-16/163.00	10,522	20,202

Total purchased options outstanding (cost $427,067)			$207,338

SHORT-TERM INVESTMENTS (3.3%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		55,250	$55,250

Putnam Short Term Investment Fund 0.15%(AFF)		118,712	118,712

SSgA Prime Money Market Fund Class N 0.09%(P)		130,000	130,000

Total short-term investments (cost $303,962)			$303,962

TOTAL INVESTMENTS

Total investments (cost $9,011,001)(b)			$9,133,865

WRITTEN OPTIONS OUTSTANDING at 10/31/15 (premiums $9,946) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-15/$215.00	$9,069	$2,449
SPDR S&P 500 ETF Trust (Call)	Nov-15/215.00	9,069	2,086
SPDR S&P 500 ETF Trust (Call)	Nov-15/210.00	9,359	9,452
SPDR S&P 500 ETF Trust (Call)	Nov-15/209.00	8,759	7,620

Total			$21,607

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
baskets	25	$—	12/17/15	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	$125,795

Total		$—	$125,795

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,279,331.
(b)	The aggregate identified cost on a tax basis is $9,055,400, resulting in gross unrealized appreciation and depreciation of $626,943 and $548,478, respectively, or net unrealized appreciation of $78,465.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$50,858	$740,197	$672,343	$55	$118,712
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $55,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $53,833.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $21,607 to cover certain derivative contracts.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,171,923	$—	$—
Consumer staples	808,266	—	—
Energy	549,846	—	—
Financials	1,471,023	—	—
Health care	1,263,392	—	—
Industrials	872,925	—	—
Information technology	1,724,196	—	—
Materials	223,630	—	—
Telecommunication services	238,171	—	—
Utilities	299,193	—	—
Total common stocks	8,622,565	—	—
Purchased options outstanding	—	207,338	—
Short-term investments	248,712	55,250	—

Totals by level	$8,871,277	$262,588	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(21,607)	$—
Total return swap contracts	—	125,795	—

Totals by level	$—	$104,188	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$333,133	$21,607

Total	$333,133	$21,607

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$63,000
Written equity option contracts (contract amount)		$43,000
OTC total return swap contracts (notional)		$3,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citibank, N.A.	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$125,795	$—	125,795
	Purchased options#	115,998	91,340	207,338

	Total Assets	$241,793	$91,340	$333,133

	Liabilities:
	OTC Total return swap contracts*#	—	—	—
	Written options#	17,072	4,535	21,607

	Total Liabilities	$17,072	$4,535	$21,607

	Total Financial and Derivative Net Assets	$224,721	$86,805	$311,526
	Total collateral received (pledged)##†	$—	$86,805
	Net amount	$224,721	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015